FT Vest Bitcoin Strategy Floor15 ETF - April Expense Example, No Redemption - FT Vest Bitcoin Strategy Floor15 ETF - April - FT Vest Bitcoin Strategy Floor15 ETF - April	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	$ 1,108